Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Company’s property and equipment, net of depreciation, by geographic region
	December 31
	2021		2020

Israel	$1,165		$383
United States	-	*)	1

Total property and equipment, net:	$1,165		$384

*)	Represents less than $1